Balance Sheet (FY)	Dec. 31, 2020 USD ($)
Assets
Loans held for investment at fair value (cost of $46,994,711,net)	$ 48,558,051	[1],[2]
Loans held for investment at carrying value	31,837,031	[3],[4],[5]
Loan receivable at carrying value	3,348,263
Current expected credit loss reserve	(404,860)
Loans held for investment at carrying value and loan receivable at carrying value, net of current expected credit loss reserve	34,780,434
Cash and cash equivalents	9,623,820
Interest receivable	927,292
Prepaid expenses and other assets	72,095
Total assets	93,961,692
Liabilities
Interest reserve	1,325,750
Current expected credit loss reserve	60,537
Accrued management fees	222,127
Accrued direct administrative expenses	550,671
Accounts payable and other liabilities	154,895
Accounts payable and other liabilities	215,432
Total liabilities	2,313,980
Stockholders' Equity
Preferred stock, par value $0.01 per share, 10,000 shares authorized at December 31, 2020 and 125 shares issued and outstanding at December 31, 2020	1
Common stock, par value $0.01 per share, 15,000,000 shares authorized at December 31, 2020 and 6,179,392 shares issued and outstanding at December 31, 2020	61,794
Additional paid-in-capital	91,068,197
Accumulated earnings	517,720
Total stockholders' equity	91,647,712
Total liabilities and stockholders' equity	$ 93,961,692

[1]	Refer to Footnote 14
[2]	Refer to Footnote 14.
[3]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted original issue discount and loan origination costs
[4]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted original issue discount and loan origination costs.
[5]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted purchase discount, deferred loan fees and loan origination costs